Financial Assets and Financial Liabilities (Details) - Schedule of financial assets - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets at FVTPL
Equity investment at FVTPL		¥ 1,000
Total non-current financial assets at FVTPL		1,000
Current
Trade receivables (Note 16)	9,279	111,104
Financial assets included in prepayments, other receivables and other assets, net	7,683	4,733
Net investments in subleases		355
Amounts due from related parties, net	2,377	306
Amounts due from shareholders, net	99	100
Cash and cash equivalents	5,425	59,045
Total current financial assets at amortised cost	24,863	175,643
Non-current
Financial assets included in prepayments, other receivables and other assets	306	3,010
Total non-current financial assets at amortised cost	306	3,010
Total financial assets at amortised cost	25,169	178,653
Total financial assets	¥ 25,169	¥ 179,653